RELATED PARTIES TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 20, 2017
Disclosure of transactions between related parties [line items]
Prepaid management fees	$ 55,573
Related party payble		36,177
Convertible Promissory Notes Payable	287,802	170,776
Cash payment	(258,322)	(75,969)	$ 75,918
Shares issued				2,500,000
Director and Officer [Member]
Disclosure of transactions between related parties [line items]
Prepaid management fees	55,573
Director [Member]
Disclosure of transactions between related parties [line items]
Related party payble		36,177
Convertible Promissory Notes Payable	90,529	89,364
Consulting fees for services	$ 11,296
Debt conversion converted instrument shares issued	28,000
Former Officer [Member]
Disclosure of transactions between related parties [line items]
Convertible Promissory Notes Payable		$ 67,135
Debt issuance of common shares	1,000,000
Debt settlement promissory note	$ 69,205
Related Party [Member]
Disclosure of transactions between related parties [line items]
Common stock shares issued for services to be rendered, shares		250,000
Share price per share		$ 0.06	$ 0.05
Cash payment		$ 6,699
Debt conversion converted instrument shares issued			3,000
Shares issued			150,000
Post-consolidation price per share			$ 2.50